NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2010
NATURE OF BUSINESS
NATURE OF BUSINESS

NOTE 1. NATURE OF BUSINESS

          General Nature of Business.    GNC Acquisition Holdings Inc., a Delaware corporation ("Holdings", and together with its subsidiaries and, unless the context requires otherwise, its and their respective predecessors, collectively the "Company"), is a leading specialty retailer of nutritional supplements, which include: vitamins, minerals and herbal supplements ("VMHS"), sports nutrition products, diet products and other wellness products.

          The Company's organizational structure is vertically integrated as the operations consist of purchasing raw materials, formulating and manufacturing products and selling the finished products through its retail, franchising and manufacturing/wholesale segments. The Company operates primarily in three segments: Retail; Franchising; and Manufacturing/Wholesale. Corporate retail store operations are located in North America and Puerto Rico and in addition the Company offers products domestically through GNC.com and www.drugstore.com. Franchise stores are located in the United States and 46 international countries. The Company operates its primary manufacturing facilities in South Carolina and distribution centers in Arizona, Pennsylvania and South Carolina. The Company manufactures the majority of its branded products, but also merchandises various third-party products. Additionally, the Company licenses the use of its trademarks and trade names.

          The processing, formulation, packaging, labeling and advertising of the Company's products are subject to regulation by one or more federal agencies, including the Food and Drug Administration (the "FDA"), Federal Trade Commission (the "FTC"), Consumer Product Safety Commission, the United States Department of Agriculture and the Environmental Protection Agency. These activities are also regulated by various agencies of the states and localities in which the Company's products are sold.

          Merger of the Company.    Together with Holdings' wholly owned subsidiary GNC Acquisition Inc., Holdings entered into an Agreement and Plan of Merger (the "Merger Agreement") with GNC Parent Corporation on February 8, 2007. Pursuant to the Merger Agreement and on March 16, 2007, GNC Acquisition Inc. was merged with and into GNC Parent Corporation, with GNC Parent Corporation as the surviving corporation and a wholly owned subsidiary of Holdings (the "Merger"). The purchase equity contribution was made by Ares Corporate Opportunities Fund II, L.P. ("Ares") and Ontario Teachers' Pension Plan Board ("OTPP"), together with additional institutional investors and certain management of Holdings. The transaction closed on March 16, 2007 and was accounted for under the purchase method of accounting. The transaction occurred between unrelated parties and no common control existed. The merger consideration (excluding acquisition costs of $13.7 million) totaled $1.65 billion, including the repayment of existing debt and other liabilities, and was funded with a combination of equity contributions and the issuance of new debt.

          The Company was subject to certain tax adjustments that were settled upon filing of the predecessor's final tax return, and receipt of the tax refund associated with that return. Also, pursuant to the Merger Agreement, the Company agreed to pay additional consideration for amounts refunded from tax returns. During the period from March 16 to December 31, 2007, the Company paid $25.9 million in additional consideration for total cash paid for the Merger of $1,642.1 million. In 2010, 2009, and 2008, pursuant to the Merger Agreement, $3.1 million, $11.3 million, and $10.8 million of additional consideration was paid, respectively. The Merger Agreement requires payments to former shareholders and optionholders in lieu of income tax payments made for utilizing net operating losses ("NOL's") created as a result of the Merger.

          Pursuant to the Merger Agreement, as amended, GNC Acquisition Inc. was merged with and into GNC Parent Corporation with GNC Parent Corporation surviving the Merger. Subsequently on March 16, 2007, GNC Parent Corporation was converted into a Delaware limited liability company and renamed GNC Parent LLC.